PIMCO Equity Series
Supplement Dated October 30, 2020 to the
Prospectus dated October 30, 2020, as supplemented from time to time (the “Prospectus”) and to the Statement of Additional Information dated October 30, 2020, as supplemented from time to time (the “SAI”)
Important Information Related to the PIMCO RAE Emerging Markets Fund, PIMCO RAE Global
ex-US Fund,
PIMCO RAE Global Fund, PIMCO RAE International Fund, PIMCO RAE US Fund and PIMCO RAE US Small Fund (each, a “Fund” and collectively, the “Funds”)
As previously disclosed in a supplement dated August 21, 2020 to the Prospectus dated October 31, 2019 and the Statement of Additional Information dated October 31, 2019 (the “August Supplement”), each as supplemented from time to time, certain advisory and/or supervisory and administrative fee reductions become effective on November 1, 2020. In addition, as previously disclosed in the August Supplement, the Funds’ current contractual advisory fee waivers, in effect through October 31, 2020, will not be renewed.
The Prospectus and the SAI reflect the changes discussed above. Through October 31, 2020, those changes are hereby replaced with the disclosure described below.
After October 31, 2020, this supplement shall no longer apply.
PIMCO RAE Emerging Markets Fund
Effective immediately through October 31, 2020, the Annual Fund Operating Expenses table in the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced by the following:

	Inst Class	I-2	Class A
Management Fees	0.95%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%
Other Expenses (1)	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	0.97%	1.07%	1.32%
Fee Waiver and/or Expense Reimbursement (2)(3)	(0.21%)	(0.21%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Wavier and/or Expense Reimbursement	0.76%	0.86%	1.11%

1
“Other Expenses” include interest expense of 0.01% and expenses incurred by the Fund in the normal course of its operations. Such expenses are borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.75%, 0.85% and 1.10% for Institutional Class,
I-2
and Class A shares, respectively.

2
PIMCO has contractually agreed, through October 31, 2020, to reduce its advisory fee by 0.20% of the average daily net assets of the Fund. In any month in which the investment advisory contract is in effect, PIMCO is entitled to reimbursement by a Fund of any portion of the advisory fee waived as set forth above (the “Fee Waiver Reimbursement Amount”) during the previous thirty-six
months from the time of waiver, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees or supervisory and administrative fees pursuant to the Expense Limitation Agreement, exceed, for such month, the Expense Limit; 2) exceed the total Fee Waiver Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO.

3
PIMCO has contractually agreed, through October 31, 2021, to waive a portion of the Fund’s supervisory and administrative fees, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of average daily net assets attributable to each class). This Expense Limitation Agreement will automatically renew for one-year
terms unless PIMCO provides written notice to PIMCO Equity Series at least 30 days prior to the end of the then current term. In any month in which the investment advisory contract or supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) during the previous thirty-six
months from the time of the waiver, provided that such amount paid to PIMCO will not: 1) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); 2) exceed the total Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO.

PIMCO RAE Global Fund
Effective immediately through October 31, 2020, the Annual Fund Operating Expenses table in the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced by the following:

	Inst Class	I-2	Class A
Management Fees	0.70%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%
Other Expenses	0.02%	0.02%	0.02%
Acquired Fund Fees and Expenses (1)	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses (2)	1.22%	1.32%	1.57%
Fee Waiver and/or Expense Reimbursement (3)(4)(5)	(0.70%)	(0.70%)	(0.70%)
Total Annual Fund Operating Expenses After Fee Wavier and/or Expense Reimbursement	0.52%	0.62%	0.87%

1
Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.01%. Interest expense can result from certain transactions within the Underlying PIMCO Funds and is separate from the management fees paid to PIMCO. Excluding interest expense of the Underlying PIMCO Funds, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.51%, 0.61% and 0.86% for Institutional Class,
I-2
and Class A shares, respectively.

2
Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund’s prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

3
PIMCO has contractually agreed, through October 31, 2021, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying Funds indirectly incurred by the Fund in connection with its investments in Underlying Funds, to the extent the Fund’s Management Fees are greater than or equal to the Management Fees of the Underlying Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term.

4
PIMCO has contractually agreed, through October 31, 2020, to reduce its advisory fee by 0.20% of the average daily net assets of the Fund. In any month in which the investment advisory contract is in effect, PIMCO is entitled to reimbursement by a Fund of any portion of the advisory fee waived as set forth above (the “Fee Waiver Reimbursement Amount”) during the previous thirty-six
months from the time of waiver, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees or supervisory and administrative fees pursuant to the Expense Limitation Agreement, exceed, for such month, the Expense Limit; 2) exceed the total Fee Waiver Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO.

5
PIMCO has contractually agreed, through October 31, 2021, to waive a portion of the Fund’s supervisory and administrative fees, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of average daily net assets attributable to each class). This Expense Limitation Agreement will automatically renew for one-year
terms unless PIMCO provides written notice to PIMCO Equity Series at least 30 days prior to the end of the then current term. In any month in which the investment advisory contract or supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) during the previous thirty-six
months from the time of the waiver, provided that such amount paid to PIMCO will not: 1) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); 2) exceed the total Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO.

PIMCO RAE Global
ex-US
Fund
Effective immediately through October 31, 2020, the Annual Fund Operating Expenses table in the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced by the following:

	Inst Class	I-2	Class A
Management Fees	0.75%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%
Other Expenses (1)	0.03%	0.03%	0.03%
Acquired Fund Fees and Expenses (2)	0.57%	0.57%	0.57%
Total Annual Fund Operating Expenses (3)	1.35%	1.45%	1.70%
Fee Waiver and/or Expense Reimbursement (4)(5)(6)	(0.76%)	(0.76%)	(0.76%)
Total Annual Fund Operating Expenses After Fee Wavier and/or Expense Reimbursement	0.59%	0.69%	0.94%

1
“Other Expenses” include interest expense of 0.01% and expenses incurred by the Fund in the normal course of its operations. Such expenses are borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.58%, 0.68% and 0.93% for Institutional Class,
I-2
and Class A shares, respectively.

2
Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.01%. Interest expense can result from certain transactions within the Underlying PIMCO Funds and is separate from the management fees paid to PIMCO. Excluding interest expense of the Underlying PIMCO Funds, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.58%, 0.68% and 0.93% for Institutional Class,
I-2
and Class A shares, respectively.

3
Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund’s prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

4
PIMCO has contractually agreed, through October 31, 2021, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying Funds indirectly incurred by the Fund in connection with its investments in Underlying Funds, to the extent the Fund’s Management Fees are greater than or equal to the Management Fees of the Underlying Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term.

5
PIMCO has contractually agreed, through October 31, 2020, to reduce its advisory fee by 0.20% of the average daily net assets of the Fund. In any month in which the investment advisory contract is in effect, PIMCO is entitled to reimbursement by a Fund of any portion of the advisory fee waived as set forth above (the “Fee Waiver Reimbursement Amount”) during the previous thirty-six
months from the time of waiver, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees or supervisory and administrative fees pursuant to the Expense Limitation Agreement, exceed, for such month, the Expense Limit; 2) exceed the total Fee Waiver Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO.

6
PIMCO has contractually agreed, through October 31, 2021, to waive a portion of the Fund’s supervisory and administrative fees, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of average daily net assets attributable to each class). This Expense Limitation Agreement will automatically renew for one-year
terms unless PIMCO provides written notice to PIMCO Equity Series at least 30 days prior to the end of the then current term. In any month in which the investment advisory contract or supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) during the previous thirty-six
months from the time of the waiver, provided that such amount paid to PIMCO will not: 1) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); 2) exceed the total Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO.

PIMCO RAE International Fund
Effective immediately through October 31, 2020, the Annual Fund Operating Expenses table in the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced by the following:

	Inst Class	I-2	Class A
Management Fees	0.60%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%
Other Expenses (1)	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	0.62%	0.72%	0.97%
Fee Waiver and/or Expense Reimbursement (2)(3)	(0.11%)	(0.11%)	(0.11%)
Total Annual Fund Operating Expenses After Fee Wavier and/or Expense Reimbursement	0.51%	0.61%	0.86%

1
“Other Expenses” include interest expense of 0.01% and expenses incurred by the Fund in the normal course of its operations. Such expenses are borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.50%, 0.60% and 0.85% for Institutional Class,
I-2
and Class A shares, respectively.

2
PIMCO has contractually agreed, through October 31, 2020, to reduce its advisory fee by 0.10% of the average daily net assets of the Fund. In any month in which the investment advisory contract is in effect, PIMCO is entitled to reimbursement by a Fund of any portion of the advisory fee waived as set forth above (the “Fee Waiver Reimbursement Amount”) during the previous thirty-six
months from the time of waiver, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees or supervisory and administrative fees pursuant to the Expense Limitation Agreement, exceed, for such month, the Expense Limit; 2) exceed the total Fee Waiver Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO.

3
PIMCO has contractually agreed, through October 31, 2021, to waive a portion of the Fund’s supervisory and administrative fees, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of average daily net assets attributable to each class). This Expense Limitation Agreement will automatically renew for one-year
terms unless PIMCO provides written notice to PIMCO Equity Series at least 30 days prior to the end of the then current term. In any month in which the investment advisory contract or supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) during the previous thirty-six
months from the time of the waiver, provided that such amount paid to PIMCO will not: 1) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); 2) exceed the total Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO.

PIMCO RAE US Fund
Effective immediately through October 31, 2020, the Annual Fund Operating Expenses table in the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced by the following:

	Inst Class	I-2	I-3	Class A
Management Fees	0.50%	0.60%	0.70%	0.65%
Distribution and/or Service (12b-1) Fees	N/A	N/A	N/A	0.25%
Other Expenses (1)	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	0.52%	0.62%	0.72%	0.92%
Fee Waiver and/or Expense Reimbursement (2)(3)(4)	(0.11%)	(0.11%)	(0.16%)	(0.11%)
Total Annual Fund Operating Expenses After Fee Wavier and/or Expense Reimbursement	0.41%	0.51%	0.56%	0.81%

1
“Other Expenses” include interest expense of 0.01% and expenses incurred by the Fund in the normal course of its operations. Such expenses are borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.40%, 0.50%, 0.55% and 0.80% for Institutional Class,
I-2,
I-3
and Class A shares, respectively.

2
PIMCO has contractually agreed, through October 31, 2020, to reduce its advisory fee by 0.10% of the average daily net assets of the Fund. In any month in which the investment advisory contract is in effect, PIMCO is entitled to reimbursement by a Fund of any portion of the advisory fee waived as set forth above (the “Fee Waiver Reimbursement Amount”) during the previous thirty-six
months from the time of waiver, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees or supervisory and administrative fees pursuant to the Expense Limitation Agreement, exceed, for such month, the Expense Limit; 2) exceed the total Fee Waiver Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO.

3
PIMCO has contractually agreed, through October 31, 2021, to waive a portion of the Fund’s supervisory and administrative fees, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of average daily net assets attributable to each class). This Expense Limitation Agreement will automatically renew for one-year
terms unless PIMCO provides written notice to PIMCO Equity Series at least 30 days prior to the end of the then current term. In any month in which the investment advisory contract or supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) during the previous thirty-six
months from the time of the waiver, provided that such amount paid to PIMCO will not: 1) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); 2) exceed the total Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO.

4
PIMCO has contractually agreed, through October 31, 2021, to reduce its supervisory and administrative fee for the Fund’s
I-3
shares by 0.05% of the average daily net assets attributable to
I-3
shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term.

PIMCO RAE US Small Fund
Effective immediately through October 31, 2020, the Annual Fund Operating Expenses table in the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced by the following:

	Inst Class	I-2	Class A
Management Fees	0.60%	0.70%	0.75%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%
Other Expenses (1)	0.03%	0.03%	0.03%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses (2)	0.64%	0.74%	1.04%
Fee Waiver and/or Expense Reimbursement (3)	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Wavier and/or Expense Reimbursement	0.54%	0.64%	0.94%

1
“Other Expenses” include interest expense of 0.01% and expenses incurred by the Fund in the normal course of its operations. Such expenses are borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.53%, 0.63% and 0.93% for Institutional Class,
I-2
and Class A shares, respectively.

2
Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund’s prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

3
PIMCO has contractually agreed, through October 31, 2020, to reduce its advisory fee by 0.10% of the average daily net assets of the Fund. In any month in which the investment advisory contract is in effect, PIMCO is entitled to reimbursement by a Fund of any portion of the advisory fee waived as set forth above (the “Fee Waiver Reimbursement Amount”) during the previous thirty-six
months from the time of waiver, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees or supervisory and administrative fees pursuant to the Expense Limitation Agreement, exceed, for such month, the Expense Limit; 2) exceed the total Fee Waiver Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO.

All Funds
In addition, effective immediately through October 31, 2020, information regarding the Funds in the Management Fees table in the “Management of the Funds” section of the Prospectus is deleted in its entirety and replaced by the following:

	Management Fees
Fund Name	Inst Class	I-2	I-3	Class A	Class C
PIMCO RAE Emerging Markets Fund	0.95%	1.05%	N/A	1.05%	N/A
PIMCO RAE Global ex-US Fund	0.75%	0.85%	N/A	0.85%	N/A
PIMCO RAE Global Fund	0.70%	0.80%	N/A	0.80%	N/A
PIMCO RAE International Fund	0.60%	0.70%	N/A	0.70%	N/A
PIMCO RAE US Fund	0.50%	0.60%	0.70% (1)	0.65%	N/A
PIMCO RAE US Small Fund	0.60%	0.70%	N/A	0.75%	N/A

1	This share class was not operational during the fiscal year ended June 30, 2020.
In addition, effective immediately through October 31, 2020, information regarding the Funds in the Advisory Fee table in the “Management of the Funds” section of the Prospectus is deleted in its entirety and replaced by the following:

Fund Name	Advisory Fees All Classes (1)
PIMCO RAE Emerging Markets Fund (2)	0.50%
PIMCO RAE Global ex-US Fund (2)	0.40%
PIMCO RAE Global Fund (2)	0.40%
PIMCO RAE International Fund (3)	0.30%
PIMCO RAE US Fund (3)	0.25%
PIMCO RAE US Small Fund (3)	0.35%

1	For details regarding changes to this rate within the last 5 years, please see the footnote disclosures for the Funds in the Financial Highlights section beginning on page 74.

2
PIMCO has contractually agreed, through October 31, 2020, to waive its advisory fee by 0.20% of the average daily net assets of the Fund. Under certain conditions, PIMCO may be entitled to reimbursement of amounts waived in future periods, not exceeding three years. See “Fee Waiver Agreement” below.

3
PIMCO has contractually agreed, through October 31, 2020, to waive its advisory fee by 0.10% of the average daily net assets of the Fund. Under certain conditions, PIMCO may be entitled to reimbursement of amounts waived in future periods, not exceeding three years. See “Fee Waiver Agreement” below.

In addition, effective immediately through October 31, 2020, information regarding the Funds in the Supervisory and Administrative Fee table in the “Management of the Funds” section of the Prospectus is deleted in its entirety and replaced by the following:

	Supervisory and Administrative Fees
Fund Name	Inst Class	I-2	I-3	Class A	Class C
PIMCO RAE Emerging Markets Fund	0.45%	0.55%	N/A	0.55%	N/A
PIMCO RAE Global ex-US Fund	0.35%	0.45%	N/A	0.45%	N/A
PIMCO RAE Global Fund	0.30%	0.40%	N/A	0.40%	N/A
PIMCO RAE International Fund	0.30%	0.40%	N/A	0.40%	N/A
PIMCO RAE US Fund	0.25%	0.35%	0.45% (1)	0.40%	N/A
PIMCO RAE US Small Fund	0.25%	0.35%	N/A	0.40%	N/A

1	This share class was not operational during the fiscal year ended June 30, 2020.

In addition, effective immediately through October 31, 2020, the following paragraph is added to the “Management of the Funds – Fee Waiver Agreement” section of the Prospectus:
PIMCO has contractually agreed, through October 31, 2020, to waive its advisory fee by 0.20% of the average daily net assets of each of the PIMCO RAE Emerging Markets Fund, PIMCO RAE Global
ex-US
Fund and PIMCO RAE Global Fund, and to waive its advisory fee by 0.10% of the average daily net assets of each of the PIMCO RAE International Fund, PIMCO RAE US Fund and PIMCO RAE US Small Fund. In any month in which the investment advisory contract is in effect, PIMCO is entitled to reimbursement by a Fund of any portion of the advisory fee waived as set forth above (the “RAE Reimbursement Amount”) during the previous thirty-six
months from the time of waiver, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees or supervisory and administrative fees pursuant to the Expense Limitation Agreement, exceed, for such month, the Expense Limit; 2) exceed the total RAE Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO.
In addition, effective immediately through October 31, 2020, information about the PIMCO RAE Global Fund in the table in the “Advisory Fee Rates” section of the SAI is deleted in its entirety and replaced with the following:

Fund	Advisory Fee Rate
PIMCO RAE Global Fund	0.40%
In addition, effective immediately through October 31, 2020, information about the Funds in the table in the “Supervisory and Administrative Fee Rates” section of the SAI is deleted in its entirety and replaced with the following:

Fund	Institutional and Administrative Classes	Class A and C	I-2	I-3	Class R
PIMCO RAE Emerging Markets Fund	0.45%	0.55%	0.55%	N/A	N/A
PIMCO RAE Global Fund	0.30%	0.40%	0.40%	N/A	N/A
PIMCO RAE Global ex-US Fund	0.35%	0.45%	0.45%	N/A	N/A
PIMCO RAE International Fund	0.30%	0.40%	0.40%	N/A	N/A
PIMCO RAE US Fund	0.25%	0.40%	0.35%	0.45%	N/A
PIMCO RAE US Small Fund	0.25%	0.40%	0.35%	N/A	N/A
In addition, effective immediately through October 31, 2020, the following paragraph is added to the “Advisory Fees Waived and Supervisory and Administrative Fees Waived and Recouped” section of the SAI:
PIMCO has contractually agreed, through October 31, 2020, to waive its advisory fee by 0.20% of the average daily net assets of each of the PIMCO RAE Emerging Markets Fund, PIMCO RAE Global
ex-US
Fund and PIMCO RAE Global Fund, and to waive its advisory fee by 0.10% of the average daily net assets of each of the PIMCO RAE International Fund, PIMCO RAE US Fund and PIMCO RAE US Small Fund. In any month in which the investment advisory contract is in effect, PIMCO is entitled to reimbursement by a Fund of any portion of the advisory fee waived as set forth above (the “RAE Reimbursement Amount”) during the previous thirty-six
months, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees or supervisory and administrative fees pursuant to the Expense Limitation Agreement, exceed, for such month, the Expense Limit; 2) exceed the total RAE Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO.
Investors Should Retain This Supplement for Future Reference
PES_SUPP1_103020